FINANCIAL EXPENSES AND FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Net financial (expenses)/income [Abstract]
Disclosure of financial income and expenses
Financial expenses and financial income are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Foreign exchange gains	91,019	78,674	37,860
Interest income	25,813	4,150	1,579
Other financial income	15,487	1,034	3,560
Financial income	132,319	83,858	42,999
Foreign exchange losses	111,216	104,597	49,267
Interest expenses	29,258	25,489	23,669
Other financial expenses	6,860	3,388	3,320
Financial expenses	147,334	133,474	76,256
Financial expenses, net	15,015	49,616	33,257